EARNINGS (LOSS) PER SHARE	3 Months Ended	12 Months Ended
	May 31, 2025	Feb. 28, 2025
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

14. EARNINGS (LOSS) PER SHARE

The net income (loss) per common share amounts were determined as follows:

	For the Three Months Ended
	May 31, 2025	May 31, 2024
Numerator:
Net income (loss) available to common shareholders	$(4,594,018)	$(4,194,359)

Effect of common stock equivalents
Less: dividends to C preferred shareholders	(12,073)	—
Net income (loss) adjusted for common stock equivalents	(4,606,091)	(4,194,359)

Denominator:
Weighted average shares – basic	15,517,671,159	9,882,118,105

Net income (loss) per share – basic	$(0.00)	$(0.00)

Denominator:
Weighted average shares – diluted	15,517,671,159	9,882,118,105

Net income (loss) per share – diluted	$(0.00)	$(0.00)

The anti-dilutive shares of common stock equivalents for the three months ended May 31, 2025 and 2024 were as follows:

	For the Three Months Ended
	May 31, 2025	May 31, 2024*
Convertible Series F Preferred Shares	58,641,215,500	35,600,264,971
Convertible Redeemable Series B & C Preferred Shares	295,826,429	59,933,023
Stock options and warrants	226,177,522	486,251,667
Total	59,163,219,451	36,146,449,661

14. LOSS PER SHARE

The net loss per common share amounts were determined as follows:

	For the Year Ended
	February 28,	February 29,
	2025	2024
Numerator:
Net loss available to common shareholders	$(18,935,592)	$(20,708,716)

Effect of common stock equivalents
Less redemption dividend to Series F and Series B preferred shareholders	(423,476)	—
Net loss adjusted for common stock equivalents	(19,358,968)	(20,708,716)

Denominator:
Weighted average shares - basic	11,647,673,315	7,080,914,317

Net loss per share – basic	$(0.00)	$(0.00)

Denominator:
Weighted average shares – diluted	11,647,673,315	7,080,914,317

Net loss per share – diluted	$(0.00)	$(0.00)

The anti-dilutive shares of common stock equivalents for the years ended February 28, 2025 and February 29, 2024 were as follows:

	For the Year Ended
	February 28,	February 29,
	2025	2024
Convertible Class F Preferred Shares	49,722,965,500	31,873,690,805
Stock options and warrants	229,499,580	489,262,696
Total	49,952,465,080	32,362,953,501

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS